Cover	9 Months Ended
Sep. 30, 2022
Cover [Abstract]
Entity Registrant Name	Tenax Therapeutics, Inc.
Entity Central Index Key	0000034956
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	26-2593535
Entity Address Address Line 1	101 Glen Lennox Drive
Entity Address Address Line 2	Suite 300
Entity Address City Or Town	Chapel Hill
Entity Address State Or Province	NC
Entity Address Postal Zip Code	27517
City Area Code	919
Local Phone Number	855-2100
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.